OTHER LIABILITIES - Balance (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
OTHER LIABILITIES
Other current liabilities	$ 333	$ 336
Other non-current liabilities	1,201	1,441
Total other liabilities	1,534	1,777
Post empoyement benifit
OTHER LIABILITIES
Total other liabilities	1,117	1,201
Lease Obligations
OTHER LIABILITIES
Total other liabilities	287	396
Loan Obligations
OTHER LIABILITIES
Total other liabilities	$ 130	$ 180